EQUITY (Details 2)	12 Months Ended
Dec. 31, 2015 shares
Share-based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Option and Other Than Option [Roll Forward]
Outstanding	847,981
Weighted average remaining contractual life	6 years 7 months 24 days
Exercisable	478,675
Warrants and Options [Member] | Exercise Price $0-$8.3 [Member]
Share-based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Option and Other Than Option [Roll Forward]
Outstanding	251,637
Weighted average remaining contractual life	8 years 2 months 8 days
Exercisable	38,709
Warrants and Options [Member] | Exercise Price $19.7-$29.8 [Member]
Share-based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Option and Other Than Option [Roll Forward]
Outstanding	227,249
Weighted average remaining contractual life	7 years 9 months 18 days
Exercisable	117,081
Warrants and Options [Member] | Exercise Price $30.5-$34 [Member]
Share-based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Option and Other Than Option [Roll Forward]
Outstanding	87,202
Weighted average remaining contractual life	7 years 8 months 1 day
Exercisable	43,065
Warrants and Options [Member] | Exercise Price $40.5-$49.285 [Member]
Share-based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Option and Other Than Option [Roll Forward]
Outstanding	93,283
Weighted average remaining contractual life	5 years 9 months 11 days
Exercisable	91,210
Warrants and Options [Member] | Exercise Price $60-$78 [Member]
Share-based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Option and Other Than Option [Roll Forward]
Outstanding	172,360
Weighted average remaining contractual life	2 years 11 months 1 day
Exercisable	172,360
Warrants and Options [Member] | Exercise Price $80-$100 [Member]
Share-based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Option and Other Than Option [Roll Forward]
Outstanding	16,250
Weighted average remaining contractual life	5 years 5 months 1 day
Exercisable	16,250